Fair Value Measurements (Fair Value Measurement and Assumptions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-financial assets:
Other real estate owned	$ 26,728,000	$ 30,144,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Doubtful and Impaired commercial collateral dependent loans	46,491,000	51,326,000
Impaired commercial collateral dependent receivables appraisals to determine fair value within immediately preceding twelve months	1,272,000	0
Impaired collateral dependent commercial loans with internal evaluation completed within last twelve months	35,061,000	51,326,000
Charges to allowance for probable loan losses in connection with other real estate owned	0	2,000	$ 2,000
Adjustment to fair value in connection with other real estate owned	2,538,000	1,627,000	$ 2,655,000
Fair Value, Measurements, Nonrecurring
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in net provision, impaired loans	10,221,000	2,346,000
Change in net provision, other real estate owned	2,538,000	1,627,000
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Assets:
Watch-List doubtful loans	46,124,000	30,743,000
Non-financial assets:
Other real estate owned	307,000	5,653,000
Fair Value, Measurements, Nonrecurring | Estimated Fair Value
Assets:
Watch-List doubtful loans	46,124,000	30,743,000
Non-financial assets:
Other real estate owned	$ 307,000	$ 5,653,000